Insurance technical provisions and pension plans (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Guarantees for the technical provisions
Total technical provisions	[1]	R$ 268,302,691	R$ 251,578,287
(-) Premiums receivables		(1,166,691)	(1,043,400)
(-) Unearned premium provision - Health and dental insurance	[2]	(1,527,337)	(1,381,574)
(-) Provisions from DPVAT agreements		(558,021)	(597,398)
(-) Others		(132,523)	(189,074)
Technical provisions to be covered		264,918,119	248,366,841
Investment fund quotas (VGBL and PGBL)	[3]	210,044,616	198,748,039
Investment fund quotas (excluding VGBL and PGBL)		32,167,160	28,385,450
Government securities		35,749,127	29,699,177
Private securities		172,446	167,059
Shares		0	1,241,651
Total assets held in guarantee portfolio	[4]	278,133,349	258,241,376
Insurance
Guarantees for the technical provisions
Total technical provisions	[5],[6]	16,443,893	15,907,502
(-) Premiums receivables		(1,166,691)	(1,043,400)
(-) Unearned premium provision - Health and dental insurance	[2]	(1,527,337)	(1,381,574)
(-) Provisions from DPVAT agreements		(558,021)	(597,398)
(-) Others		(120,810)	(179,215)
Technical provisions to be covered		13,071,034	12,705,915
Investment fund quotas (VGBL and PGBL)	[3]	0	0
Investment fund quotas (excluding VGBL and PGBL)		4,477,721	5,155,446
Government securities		11,326,945	10,164,283
Private securities		34,403	15,378
Shares		0	2,935
Total assets held in guarantee portfolio	[4]	15,839,069	15,338,042
Life and Pension
Guarantees for the technical provisions
Total technical provisions	[6],[7],[8],[9]	251,858,798	235,670,785
(-) Premiums receivables		0	0
(-) Unearned premium provision - Health and dental insurance	[2]	0	0
(-) Provisions from DPVAT agreements		0	0
(-) Others		(11,713)	(9,859)
Technical provisions to be covered		251,847,085	235,660,926
Investment fund quotas (VGBL and PGBL)	[3]	210,044,616	198,748,039
Investment fund quotas (excluding VGBL and PGBL)		27,689,439	23,230,004
Government securities		24,422,182	19,534,894
Private securities		138,043	151,681
Shares		0	1,238,716
Total assets held in guarantee portfolio	[4]	R$ 262,294,280	R$ 242,903,334

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15;
[3]	The investment funds 'VGBL' and 'PGBL' were consolidated in the financial statements;
[4]	These guarantor assets may be settled only to cover the liabilities to which they are related.
[5]	'Other technical provisions' - Insurance includes the Provision for Insufficient Premiums (PIP) of R$1,925,656 thousand and the Provision for Related Expenses of R$105,781 thousand;
[6]	In Insurance are included non life products, health and dental; and in Life and pension are included all life products, including life insurance with survival risk, and pension plans.
[7]	Includes life insurance and pension plans.
[8]	Includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$164,597 thousand.
[9]	The 'Other technical provisions' line of Life and Pension Plan includes 'Provision for redemptions and other amounts to be settled' in the amount of R$3,120,662 thousand, 'Provision of related expenses' in the amount of R$638,216 thousand, 'Complementary Provision for Coverage (PCC)' in the amount of R$2,375,585 thousand and' Other provisions' in the amount of R$1,647,054 thousand;